SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounting Standards (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016	Jan. 02, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income tax expense (benefit)	$ 5	$ 76	$ 87
Impact of adoption of ASU 2016-09				$ 2
Accounting Standards Update 2016-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income tax expense (benefit)	(6)
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impact of adoption of ASU 2016-09				$ 2
Retained Earnings | Accounting Standards Update 2016-09, Forfeiture Rate Component
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impact of adoption of ASU 2016-09	$ 1